Document and Entity Information Document	Feb. 27, 2024
8-K Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00
Entity Emerging Growth Company	false
Document Period End Date	Feb. 27, 2024
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	Marathon Oil Corporation
Entity File Number	1-1513
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	990 Town and Country Boulevard,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-2217
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000101778
Trading Symbol	MRO
Security Exchange Name	NYSE